GLOBAL EQUITY FUNDS
                               SEMI-ANNUAL REPORT


                         IAI DEVELOPING COUNTRIES FUND,
                             IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)





                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                               SEMI-ANNUAL REPORT
                                  JULY 31, 1998
                                   (UNAUDITED)


President's Letter.......................................................... 2

  Fund Managers' Reviews

     IAI DEVELOPING COUNTRIES FUND.......................................... 4

     IAI INTERNATIONAL FUND................................................. 8

  Fund Portfolios

     IAI DEVELOPING COUNTRIES FUND......................................... 12

     IAI INTERNATIONAL FUND................................................ 15

  Notes to Fund Portfolios................................................. 20

  Statements of Assets and Liabilities..................................... 22

  Statements of Operations................................................. 23

  Statements of Changes in Net Assets...................................... 24

  Financial Highlights

     IAI DEVELOPING COUNTRIES FUND......................................... 26

     IAI INTERNATIONAL FUND................................................ 27

  Notes to Financial Statements............................................ 28

  IAI Mutual Fund Family................................................... 33

  Adviser, Custodian, Legal Counsel,
  Independent Auditors,
  Directors................................................. Inside Back Cover

                               PRESIDENT'S LETTER
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


WHAT'S RIGHT WITH THIS MARKET

[PHOTO]
ROY C. GILLSON
PRESIDENT

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the Euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

                               PRESIDENT'S LETTER
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is presented below.

U.S. economic growth is likely to remain subdued during the remainder of the summer. Final demand should stay persistently strong, but some inventory runoff may reduce the rate of overall GDP expansion. Imports relative to exports will continue to expand, erasing some top-line growth from the U.S. economy. However, the underlying fundamental are still favorable which means the real growth rate should not dip below 3% on a year-over-year basis.

Current financial market risk comes from high valuations rather than a failing U.S. economy. By almost any traditional measure of value, U.S. stock prices are too high. However, the market has been driven by strong cash flow and positive investor sentiment rather than cheap valuation. Foreign demand for U.S. stocks has been particularly strong. Temporary price declines may reduce over valuation, but a true bear market is unlikely to develop.

For U.S. fixed income markets, the Federal Reserve remains a key player. Policy is unlikely to change in the near-term as they wait to see the full effects of Asia. The Fed can afford to be patient because inflationary expectations are low. A softer economy in the second quarter adds to the Fed's ability to wait. As a result, interest rates should remain low and the yield curve should continue to flatten.

We hope that you read the Portfolio Managers' Reviews which follow this letter. They offer a detailed perspective on the individual funds' performance and strategy. As always, we appreciate your continued trust and confidence in IAI. If there is any way that we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,



/s/ Roy C. Gillson

Roy C. Gillson
President

                              FUND MANAGER'S REVIEW
                          IAI DEVELOPING COUNTRIES FUND


IAI DEVELOPING COUNTRIES FUND

[PHOTO]
ROY C. GILLSON
IAI DEVELOPING COUNTRIES
FUND MANAGER

HOW HAS THE FUND PERFORMED?

The IAI Developing Countries Fund invests in emerging markets such as Southeast Asia, Eastern Europe and Latin America. In the six months ended July 31, 1998, the Fund declined (3.76)%, while the IFC Investable Index declined (6.21)% for the same period.

     The Fund benefited from an overweighting of Egypt, Israel, Poland, Chile and Peru and underweighting of South Africa, Indonesia, Korea, Malaysia, Russia and Taiwan. Conversely, an overweighting of China, Hong Kong, Thailand and Venezuela and underweighting of Turkey, Brazil, Colombia and Mexico detracted from performance.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Some of our best performing stocks included Blue Square (3.80%) in Israel and Delta Informatics (2.42%) in Greece. Disappointments were mostly found in the Far East as Asian markets experienced a significant set-back on poor economic news. (Figures in parentheses refer to percentages of net assets.)

WERE THERE ANY SIGNIFICANT CHANGES?

No significant changes were made within our overall allocation to the major geographic regions during the second quarter. Relative to the IFC Investable Index, we are maintaining an underweight commitment to Europe/Middle East/Africa and remain slightly overweight in Latin America.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

After staging a recovery in the first quarter of 1998, emerging markets worldwide declined in the second quarter. Asian markets experienced a severe set-back on poor economic news, although of significant note, riots in Indonesia finally led to a change in leadership as President Suharto relinquished control to his deputy, now President, Habibie. Performance of the Latin American markets was more uniform but most fell in sympathy with their Asian counterparts. European equity markets saw some profit taking following a continuation of their rally.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Global emerging markets offer select opportunities on a long-term basis. Many emerging markets will still achieve average economic growth rates in excess of 5% over the next five years driven by a rise in per capita income, export opportunities or capital investment. The recent crisis in Asia will reduce growth over the medium term, but above average long-term growth potential remains intact for these markets.

                              FUND MANAGER'S REVIEW
                          IAI DEVELOPING COUNTRIES FUND


PORTFOLIO WEIGHTING:

                                     7/31/98
                        ----------------------------------     Country Returns
                        IAI Developing      IFC Investable    for the Six Months
                        Countries Fund          Index           Ended 7/31/98
--------------------------------------------------------------------------------
 Africa
   Egypt                       1%                 1%                 (14%)
   South Africa                4                 12                  (19%)
 Europe
   Czech Republic             --                 --                   20%
   Greece                      5                  5                   95%
   Hungary                    --                  2                   19%
   Morocco                    --                  1                   --%
   Poland                      4                  1                   23%
   Portugal                    5                  5                   32%
   Russia                      2                  2                  (45%)
   Turkey                      2                  5                   (9%)
 Far East
   China                       3                  1                  (29%)
   Hong Kong                   2                 --                  (21%)
   India                       2                  2                   (9%)
   Indonesia                  --                  1                  (23%)
   Israel                      7                  3                   14%
   Malaysia                    2                  4                  (28%)
   Pakistan                   --                 --                  (59%)
   Philippines                 2                  1                  (16%)
   South Korea                 4                  5                  (24%)
   Sri Lanka                  --                 --                  (21%)
   Taiwan                      4                  8                  (10%)
   Thailand                    4                  1                  (36%)
 Latin America
   Argentina                  10                  6                   (4%)
   Brazil                     16                 13                    1%
   Chile                       4                  6                   (3%)
   Colombia                   --                  1                  (31%)
   Mexico                     10                 12                  (12%)
   Peru                        5                  1                   --
   Venezuela                  --                  1                  (40%)
 Other Countries               2                 --
 Cash                         --                 --
=============================================================
 TOTAL                       100%               100%
=============================================================

                              FUND MANAGER'S REVIEW
                          IAI DEVELOPING COUNTRIES FUND


TOP TEN STOCK HOLDINGS

                                                                                         % of Net Assets
                                                                                    -------------------------
 Issues                                   Country         Industry                  7/31/98           1/31/98
-------------------------------------------------------------------------------------------------------------
 Banco Pinto & Sotto Mayor                Portugal        Financial                  4.03                --
 Taipei Fund IDR                          Taiwan          Financial                  3.90              4.58
 Elektrim                                 Poland          Capital Equipment          3.62              3.15
 Tadiran Telecommunications ADR           Israel          Services                   3.31              1.71
 YPF Class D ADR                          Argentina       Energy                     3.28              3.49
 Telefonica de Argentina Class B ADR      Argentina       Services                   3.27              3.23
 Telefonos de Mexico ADR                  Mexico          Services                   3.15              3.04
 Telecomunicacoes Brasileiras ADR         Brazil          Services                   3.07              2.67
 Gas Natural Ban                          Argentina       Energy                     3.07                --
 Pohang Iron & Steel, foreign             South Korea     Materials                  2.90              1.82
==============================================================================================================
 TOTAL                                                                              33.60%            23.69%
==============================================================================================================



TOP FIVE COUNTRIES
% OF NET ASSETS

[BAR CHART]

                AS OF 7/31/98      AS OF 1/31/98

BRAZIL              15.7%               9.4%
MEXICO               9.8%               8.1%
ARGENTINA            9.6%               6.7%
ISRAEL               7.1%               4.1%
PERU                 5.6%               7.8%

                              FUND MANAGER'S REVIEW
                          IAI DEVELOPING COUNTRIES FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

           IAI DEVELOPING
              COUNTRIES
                FUND            IFC
             (Inception      INVESTABLE
               2/10/95         INDEX*

02/10/95       $10,000        $10,000
01/31/96        10,852         11,457
01/31/97        11,419         12,379
01/31/98         8,777          9,211
07/31/98         8,448          8,637


AVERAGE ANNUAL RETURNS+
THROUGH 7/31/98

                                                           Since Inception
                                  Six Months**    1 Year       2/10/95
---------------------------------------------------------------------------
 IAI DEVELOPING COUNTRIES FUND       (3.76%)     (33.64%)      (4.74%)
---------------------------------------------------------------------------
 IFC Investable Index                (6.21%)     (36.25%)      (4.09%)*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/1/95
** NOT ANNUALIZED


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI DEVELOPING COUNTRIES FUND INCLUDES CHANGES IN SHARE VALUE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                              FUND MANAGER'S REVIEW
                             IAI INTERNATIONAL FUND


IAI INTERNATIONAL FUND

[PHOTO]
ROY C. GILLSON
IAI INTERNATIONAL
FUND MANAGER

HOW HAS THE FUND PERFORMED?

The IAI International Fund gained 4.55% in the six months ended July 31, 1998, compared to the EAFE Index which produced a return of 12.13%. The Fund benefited from an overweighting of Finland and France and underweighting of Japan, Malaysia, Italy, Denmark, Norway and the UK. Conversely, an overweighting of Australasia, Singapore and Portugal and underweighting of Belgium, the Netherlands, Switzerland and Sweden, coupled with emerging markets, detracted from performance.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Reflecting the continuing rally in continental Europe, our best performing stocks were found in France and Germany, with one notable exception: Mazda Motor (1.39%), the Japanese car company, was up over 30% in a market that produced negative returns for the quarter. Asian stocks continued to struggle in the midst of that region's turmoil. (Figures in parentheses refer to percentage of net assets.)

WERE THERE ANY SIGNIFICANT CHANGES?

Changes within our overall allocation to the major geographic regions were modest. Within the Far East, we reduced our exposure to Japan, while within continental Europe, we increased our commitment to Germany and decreased our exposure to France. Our commitment to emerging markets remained unchanged.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

International equity markets were mixed in the second quarter of 1998. Continuing weakness of the yen and concerns over the Japanese banking system provided a catalyst for further declines in the Asian markets. In contrast, European equity markets continued their rally as investors sought shelter in a region seen as relatively safe. Emerging markets were negatively impacted by the Asian crisis.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Following the recent setback, Asian markets have reached attractive levels of valuation. We have added to Singapore and remain commited to Australasia, where commodity plays still offer good long term value.

     Continental European economies are recovering, influenced by capital investment and increased consumer spending. We are maintaining a strong presence in France where we continue to find companies offering superior value.

     Global emerging markets continue to offer high long-term growth potential despite the recent Asian turmoil. Many of these markets should realize growth rates in excess of 5% over the next five years driven by a rise in per capita income, export opportunities and/or capital investment.

                              FUND MANAGER'S REVIEW
                             IAI INTERNATIONAL FUND


PORTFOLIO WEIGHTING:
IAI INTERNATIONAL FUND VS. EAFE INDEX

                                     7/31/98
                      ---------------------------------        Country Returns
                              IAI                 EAFE       for the Six Months
                      International Fund          Index         Ended 7/31/98
-------------------------------------------------------------------------------
 Africa
   South Africa               --%                  --%               (19%)
 Europe
   Belgium                    --                    2                 45%
   Denmark                    --                    1                 14%
   Finland                     2                    1                 71%
   France                     20                   10                 36%
   Germany                    10                   12                 36%
   Italy                       4                    5                 35%
   Netherlands                 2                    6                 23%
   Norway                      1                    1                  6%
   Portugal                    2                    1                 27%
   Spain                       3                    3                 41%
   Sweden                      1                    3                 26%
   Switzerland                 3                    8                 25%
   United Kingdom             11                   21                  8%
 Far East
   Australia                   5                    2                 (5%)
   Hong Kong                   2                    2                (21%)
   Indonesia                  --                   --                (23%)
   Israel                      1                   --                 14%
   Japan                      12                   20                (12%)
   Malaysia                   --                    1                (29%)
   New Zealand                 1                   --                (13%)
   Singapore                   4                    1                (17%)
   South Korea                --                   --                (25%)
   Taiwan                     --                   --                (10%)
 Latin America
   Argentina                   1                   --                 (4%)
   Brazil                      2                   --                  1%
   Chile                      --                   --                 (3%)
   Mexico                      1                   --                (12%)
 Other Countries               6                   --
 Cash                          6                   --
=============================================================
 TOTAL                       100%                 100%
=============================================================

                              FUND MANAGER'S REVIEW
                             IAI INTERNATIONAL FUND


TOP TEN STOCK HOLDINGS

                                                                                           % of Net Assets
                                                                                        ---------------------
 Issues                                  Country             Industry                   7/31/98      1/31/98
-------------------------------------------------------------------------------------------------------------
 Groupe Danone                           France              Consumer Goods              2.70          --
 Telecom Italia                          Italy               Services                    2.48          --
 Bayer                                   Germany             Materials                   2.24         2.50
 Deutsche Telekom                        Germany             Services                    2.11         1.96
 Hitachi                                 Japan               Capital Equipment           2.10         2.44
 Swatch Group                            Switzerland         Consumer Goods              2.01          --
 Lyonnaise des Eaux-Dumez                France              Services                    1.93         2.20
 Banco Pinto & Sotto Mayor               Portugal            Financial                   1.74          --
 Michelin Class B                        France              Consumer Goods              1.66          --
 Broken Hill Proprietary                 Australia           Materials                   1.63          --
=============================================================================================================
 TOTAL                                                                                    20.60%       9.10%
=============================================================================================================



TOP FIVE COUNTRIES
% OF NET ASSETS

[BAR CHART]

                AS OF 7/31/98     AS OF 1/31/98

FRANCE              19.5%             17.5%
JAPAN               11.3%             16.4%
UNITED KINGDOM      11.2%             13.4%
GERMANY             10.3%              8.5%
AUSTRALIA            5.3%              2.8%

                              FUND MANAGER'S REVIEW
                             IAI INTERNATIONAL FUND

VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                           IAI
                       INTERNATIONAL               EAFE
                           FUND                    INDEX

08/01/88                 $10,000                  $10,000
01/31/89                  11,317                   11,499
01/31/90                  12,609                   12,055
01/31/91                  11,444                    9,928
01/31/92                  13,193                   10,588
01/31/93                  12,429                    9,536
01/31/94                  17,949                   13,750
01/31/95                  16,102                   13,174
01/31/96                  19,343                   15,346
01/31/97                  19,804                   15,686
01/31/98                  19,602                   17,348
07/31/98                  20,493                   19,453


AVERAGE ANNUAL RETURNS+
THROUGH 7/31/98

                              Six Months*     1 Year     5 Years     10 Years
-----------------------------------------------------------------------------
 IAI INTERNATIONAL FUND          4.55%        (8.45%)     7.31%        7.44%
-----------------------------------------------------------------------------
 EAFE Index                     12.13%         5.75%      9.81%        6.88%

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  NOT ANNUALIZED


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI INTERNATIONAL FUND INCLUDES CHANGES IN SHARE VALUE AND ASSUMES REIN-VESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                                 FUND PORTFOLIO
                          IAI DEVELOPING COUNTRIES FUND

                                  JULY 31, 1998
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 90.2%
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
ARGENTINA - 9.6%
Gas Natural Ban (Energy) (b)          130,740             $   202,667
Telefonica de Argentina
   Class B ADR (Services)               5,972                 216,112
YPF Class D ADR (Energy)                7,395                 216,304
--------------------------------------------------------------------------------
                                                              635,083
--------------------------------------------------------------------------------
BRAZIL - 7.0%
Electricidade do Estado da
   Bahia (Energy) (b)               2,800,000                 142,769
Telecomunicacoes Brasileiras
   ADR (Services)                       1,676                 202,901
Usinas Siderurgicas de Minas
   Gerais ADR (Materials)              21,800                 114,450
--------------------------------------------------------------------------------
                                                              460,120
--------------------------------------------------------------------------------
CANADA - 1.7%
Namibian Minerals ADR
   (Materials) (b)                     54,500                 109,000
--------------------------------------------------------------------------------
CHILE - 4.4%
Enersis ADR (Energy)                    6,196                 172,714
Supermercados Unimarc
   ADR (Consumer Goods)                19,348                 116,088
--------------------------------------------------------------------------------
                                                              288,802
--------------------------------------------------------------------------------
CHINA - 2.7%
Guangdong Electric Power
   Development Class B
   (Energy)                           554,840                 179,750
--------------------------------------------------------------------------------
EGYPT - 1.4%
Suez Cement GDR (Materials) (c)         5,400                  93,420
--------------------------------------------------------------------------------

                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
GREECE - 4.8%
Delta Informatics
   (Capital Equipment)                  6,930             $   159,450
Delta Informatics Rights
   (Capital Equipment)                  3,150                  44,201
Texniki Et Boloy
   (Capital Equipment)                 23,300                 114,316
--------------------------------------------------------------------------------
                                                              317,967
--------------------------------------------------------------------------------
HONG KONG - 1.8%
Giordano International
   (Consumer Goods)                   560,000                  96,855
Sinocan (Consumer Goods)            1,024,000                  23,790
--------------------------------------------------------------------------------
                                                              120,645
--------------------------------------------------------------------------------
INDIA - 1.9%
Grasim Industries GDR
   (Multi - Industry)                   8,900                  46,503
Indian Petrochemicals GDR
   (Materials)                         28,350                  81,506
--------------------------------------------------------------------------------
                                                              128,009
--------------------------------------------------------------------------------
ISRAEL - 7.1%
Blue Square-Israel
   (Consumer Goods) (b)                 8,230                 108,128
Blue Square-Israel ADR
   (Consumer Goods) (b)                 9,300                 142,988
Tadiran Telecommunications
   ADR (Services) (c)                  11,205                 218,498
--------------------------------------------------------------------------------
                                                              469,614
--------------------------------------------------------------------------------
MALAYSIA - 2.3%
Golden Hope Plantations
   (Materials)                         28,864                  23,834
Land & General (Multi - Industry)     422,800                  39,533
Petronas Dagangan Berhad
   (Energy)                           148,200                  85,663
================================================================================
                                                              149,030
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                          IAI DEVELOPING COUNTRIES FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

COMMON STOCKS (CONT.)
                                                               Market
                                     Quantity                Value (a)
--------------------------------------------------------------------------------
MEXICO - 9.8%
Corporacion GEO Series B
   (Financial) (b)                     15,600              $   84,893
Grupo Carso Series A-1
   (Multi - Industry) (b)              25,830                 109,730
Grupo Tribasa ADR
   (Capital Equipment) (b)             21,765                 107,465
Industrias Series B
   (Capital Equipment) (b)             37,625                 134,955
Telefonos de Mexico
   ADR (Services)                       4,160                 208,000
--------------------------------------------------------------------------------
                                                              645,043
--------------------------------------------------------------------------------
PERU - 5.6%
Credicorp (Financial)                   3,850                  52,360
Credicorp ADR (Financial)               9,625                 126,930
Edegel Communications
   Series B (Energy)                  589,430                 189,197
--------------------------------------------------------------------------------
                                                              368,487
--------------------------------------------------------------------------------
PHILIPPINES - 2.3%
Universal Robina (Services)         1,883,475                 149,873
--------------------------------------------------------------------------------
POLAND - 3.6%
Elektrim (Capital Equipment)           16,700                 239,245
--------------------------------------------------------------------------------
PORTUGAL - 5.0%
Banco Pinto & Sotto Mayor
   (Financial)                         11,668                 265,802
Brisa-Auto Estradas de Portugal
   (Capital Equipment)                  1,433                  62,768
--------------------------------------------------------------------------------
                                                              328,570
--------------------------------------------------------------------------------
RUSSIA - 1.8%
   Lukoil Holding ADR (Energy) (b)      3,610                 120,033
--------------------------------------------------------------------------------
SOUTH AFRICA - 4.0%
Bidvest (Consumer Goods)               22,400                 177,850
South African Iron & Steel
   Industrial (Materials)             366,000                  84,049
--------------------------------------------------------------------------------
                                                              261,899
--------------------------------------------------------------------------------

                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
SOUTH KOREA - 3.8%
Pohang Iron & Steel, foreign
   (Materials) (b)                      4,195           $     191,489
Samsung Electronics, foreign
   (Consumer Goods) (b)                 1,651                  61,049
--------------------------------------------------------------------------------
                                                              252,538
--------------------------------------------------------------------------------
TAIWAN - 3.9%
Taipei Fund IDR (Financial)(b)             28(f)              257,600
--------------------------------------------------------------------------------
THAILAND - 4.1%
Bangkok Bank, foreign (Financial)      90,800                 107,803
Charoen Pokphand Feedmill,
   foreign (Consumer Goods)            82,630                  70,797
Hana Microelectronics, foreign
   (Capital Equipment)                 27,360                  80,372
Siam City Bank, foreign (Financial)   435,000                   3,195
Srithai Superware, foreign
   (Consumer Goods)                    59,550                   9,330
--------------------------------------------------------------------------------
                                                              271,497
--------------------------------------------------------------------------------
TURKEY - 1.6%
Tofas Turk Otomobil GDR
   (Consumer Goods)                   455,000                  86,450
Tofas Turk Otomobil GDR
   (Consumer Goods) (c)               100,000                  19,000
--------------------------------------------------------------------------------
                                                              105,450
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $8,823,774)...........................           $   5,951,675
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                          IAI DEVELOPING COUNTRIES FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

NON-CONVERTIBLE PREFERRED
STOCKS - 9.2%
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
BRAZIL - 8.7%
Banco Nacional (Financial)(b)(d)    5,300,000           $          --
Centrais Electricas de Santa
   Catarina Series B (Energy)         208,100                 175,355
Centrais Electricas de Santa
   Catarina Series B GDR (Energy) (c)     304                  25,535
Companhia de Eletricidade do
   Estado da Bahia (Energy)         2,853,000                 139,828
Empresa Nacional de Comercio
   (Consumer Goods) (b)               295,500                     685
Mineracado da Trinidade-
   Samitri (Materials)              5,970,259                 123,768
Petroleo Brasileiro (Energy)          496,000                 108,752
Tecidos Norte de Minas
   (Consumer Goods)                       500                      77
--------------------------------------------------------------------------------
                                                              574,000
--------------------------------------------------------------------------------
SOUTH KOREA - 0.5%
Samsung Electronics, foreign
   (Consumer Goods) (b)                 2,400                  34,913
================================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE
PREFERRED STOCKS
(COST: $879,896).............................           $     608,913
================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $9,703,670) (g).......................           $   6,560,588
================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.6%
 .............................................           $      39,319
================================================================================
TOTAL NET ASSETS
 .............................................           $   6,599,907
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                             IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 75.2%
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
ARGENTINA - 0.7%
Gas Natural Ban (Energy)               55,690              $   86,328
Telefonica de Argentina
   Class B ADR (Services)               2,370                  85,764
YPF Class D ADR (Energy)                3,859                 112,876
--------------------------------------------------------------------------------
                                                              284,968
--------------------------------------------------------------------------------
AUSTRALIA - 5.3%
Australian National Industries
   (Materials)                        170,000                  90,336
Boral Limited (Materials)             180,600                 318,176
Broken Hill Proprietary (Materials)    84,666                 686,683
Commonwealth Bank of
   Australia (Financial)               43,000                 536,641
David Jones (Services)                160,000                 165,186
Henry Walker Group (Energy)           117,500                 116,313
M.I.M. Holdings (Materials)           620,000                 293,690
--------------------------------------------------------------------------------
                                                            2,207,025
--------------------------------------------------------------------------------
BELGIUM - 0.4%
Compagnie Maritime Belge
   (Services)                           2,650                 174,523
--------------------------------------------------------------------------------
BRAZIL - 0.4%
Electricidade do Estado da
   Bahia (Energy) (b)               1,087,000                  55,425
Telecomunicacoes Brasileiras
   ADR (Services)                         590                  71,427
Usinas Siderurgicas de Minas
   Gerais ADR (Materials)               9,500                  49,875
--------------------------------------------------------------------------------
                                                              176,727
--------------------------------------------------------------------------------
CANADA - 0.1%
Namibian Minerals ADR
   (Materials) (b)                     27,000                  54,000
--------------------------------------------------------------------------------

                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
CHILE - 0.3%
Enersis ADR (Energy)                    3,336            $     92,991
Supermercados Unimarc ADR
   (Consumer Goods)                     9,491                  56,946
--------------------------------------------------------------------------------
                                                              149,937
--------------------------------------------------------------------------------
CHINA - 0.2%
Guangdong Electric Power
   Development Class B (Energy)       268,580                  87,011
--------------------------------------------------------------------------------
EGYPT - 0.1%
Suez Cement GDR (Materials) (c)         2,605                  45,067
--------------------------------------------------------------------------------
FINLAND - 1.6%
UPM-Kymmene (Materials)                26,100                 668,562
--------------------------------------------------------------------------------
FRANCE - 10.5%
Danone (Consumer Goods)                 3,767               1,135,789
Dexia France (Financial)                4,500                 651,594
Eridania Beghin-Say
   (Consumer Goods)                     1,900                 394,664
La Rochette (Materials) (b)            65,000                 274,832
Lyonnaise des Eaux-Dumez
   (Services)                           4,400                 812,081
Michelin Class B
   (Consumer Goods)                    12,686                 699,220
Paribas (Financial)                     4,210                 462,676
--------------------------------------------------------------------------------
                                                            4,430,856
--------------------------------------------------------------------------------
GERMANY - 9.0%
BASF (Materials)                        7,330                 336,910
Bayer (Materials)                      20,700                 939,216
Berliner Elektro Holding (Capital
   Equipment)                           5,613                 104,112

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                             IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)
COMMON STOCKS (CONT.)
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
GERMANY - (CONT.)
BHF-Bank (Financial)                    9,300            $    431,379
Deutsche Bank (Financial)               4,070                 320,364
Deutsche Telekom (Services)            28,710                 886,191
Dyckerhoff & Widmann (Materials)        2,000                 244,012
Fuchs Petrolub (Materials)              1,900                 241,426
Fuchs Petrolube Rights (Materials)      1,900                      53
KM Europa Metal (Materials)             2,000                 269,875
--------------------------------------------------------------------------------
                                                            3,773,538
--------------------------------------------------------------------------------
GREECE - 0.4%
Delta Informatics
   (Capital Equipment)                  3,256                  74,917
Delta Informatics Rights
   (Capital Equipment)                  1,480                  20,767
Texniki Et Boloy (Capital
   Equipment)                          11,390                  55,882
--------------------------------------------------------------------------------
                                                              151,566
--------------------------------------------------------------------------------
HONG KONG - 2.2%
Giordano International
   (Consumer Goods)                   750,000                 129,716
Jardine Strategic
   (Multi - Industry)                 216,000                 362,880
Sinocan (Consumer Goods)            1,338,893                  31,106
South China Morning Post
   (Services)                          29,000                  15,066
Swire Pacific Class A
   (Multi - Industry)                 117,000                 375,266
Swire Pacific Class B
   (Multi - Industry)                  44,000                  22,149
--------------------------------------------------------------------------------
                                                              936,183
--------------------------------------------------------------------------------
INDIA - 0.2%
Grasim Industries GDR
   (Multi - Industry)                   4,450                  23,251
Indian Petrochemicals GDR
   (Materials)                         15,500                  44,563
--------------------------------------------------------------------------------
                                                               67,814
--------------------------------------------------------------------------------
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
ISRAEL - 0.5%
Blue Square-Israel
   (Consumer Goods)                     3,600            $     47,298
Blue Square-Israel ADR
   (Consumer Goods)                     3,736                  57,441
Tadiran Telecommunications
   ADR (Services) (c)                   4,650                  90,675
--------------------------------------------------------------------------------
                                                              195,414
--------------------------------------------------------------------------------
ITALY - 2.9%
Banca Popolare di Milano (Financial)    7,838                  68,439
Caffaro (Materials)                    85,000                  99,792
Telecom Italia (Services)             176,970               1,043,776
--------------------------------------------------------------------------------
                                                            1,212,007
--------------------------------------------------------------------------------
JAPAN - 11.3%
Eisai (Consumer Goods)                 50,000                 636,861
Hitachi (Capital Equipment)           141,000                 882,837
Mazda Motor (Consumer Goods)          166,000                 585,220
Mitsui Wood Systems
   (Capital Equipment)                 44,500                 101,403
Namco (Consumer Goods)                 15,000                 337,651
New Japan Radio
   (Capital Equipment)                 55,000                 175,232
Nippon Telegraph & Telephone
   (Services)                              62                 536,778
Nippon Yusen Kabushiki Kaish
   (Services)                         175,000                 530,891
Sekisui Chemical (Materials)          128,000                 664,911
Toray Industries (Materials)           45,000                 217,239
Toyoda Gosei (Materials)               23,000                  89,209
--------------------------------------------------------------------------------
                                                            4,758,232
--------------------------------------------------------------------------------
MALAYSIA - 0.3%
Boustead Holdings Berhad
   (Multi - Industry)                  67,000                  36,612
Land & General (Multi - Industry)     534,000                  49,931
Petronas Dagangan Berhad (Energy)      74,400                  43,005
--------------------------------------------------------------------------------
                                                              129,548
--------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                             IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)
COMMON STOCKS (CONT.)
                                                             Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
MEXICO - 0.7%
Corporacion GEO Series B
   (Financial)(b)                       6,845             $    37,250
Grupo Carso Series A-1
   (Multi - Industry)                  10,700                  45,455
Grupo Tribasa ADR
   (Capital Equipment)                  9,530                  47,054
Industrias Series B
   (Capital Equipment)(b)              18,200                  65,281
Telefonos de Mexico ADR (Services)      1,933                  96,650
--------------------------------------------------------------------------------
                                                              291,690
--------------------------------------------------------------------------------
NETHERLANDS - 1.8%
European Vinyls (Materials)             6,750                 100,314
Koninklijke Boskalis Westminster
   (Capital Equipment)                 12,825                 201,470
Kononklijke Ten Cate
   (Consumer Goods)                     4,250                 171,679
Macintosh N.V. (Consumer Goods)         9,250                 273,090
--------------------------------------------------------------------------------
                                                              746,553
--------------------------------------------------------------------------------
NEW ZEALAND - 1.2%
Carter Holt Harvey (Materials)        290,590                 302,205
Restaurant Brands (Consumer Goods)    190,000                  79,816
Wrightson (Services)                  560,000                 134,837
--------------------------------------------------------------------------------
                                                              516,858
--------------------------------------------------------------------------------
NORWAY - 0.5%
Awilco (Energy)                        60,000                 116,020
Petroleum Geo-Services
   (Energy)                             3,254                  80,161
--------------------------------------------------------------------------------
                                                              196,181
--------------------------------------------------------------------------------
PERU - 0.4%
Credicorp (Financial)                   1,980                  26,928
Credicorp ADR (Financial)               4,070                  53,673
Edegel Communications Series B
   (Energy)                           274,240                  88,027
--------------------------------------------------------------------------------
                                                              168,628
--------------------------------------------------------------------------------
                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
PHILIPPINES - 0.2%
Universal Robina (Services)         1,068,539            $     85,026
--------------------------------------------------------------------------------
POLAND - 0.3%
Elektrim (Capital Equipment)            8,800                 126,069
--------------------------------------------------------------------------------
PORTUGAL - 1.8%
Banco Pinto & Sotto Mayor
   (Financial)                         32,036                 729,791
Brisa-Auto Estradas de Portugal
   (Capital Equipment)(b)                 800                  35,042
--------------------------------------------------------------------------------
                                                              764,833
--------------------------------------------------------------------------------
RUSSIA - 0.1%
Lukoil Holding ADR (Energy)             1,875                  62,344
--------------------------------------------------------------------------------
SINGAPORE - 3.1%
Amtek Engineering
   (Capital Equipment)                345,942                  73,136
GPE Industries
   (Capital Equipment)                300,000                  85,500
Hong Leong Finance (Financial)         80,000                  56,994
Singapore Airlines (Services)         128,019                 633,977
United Overseas Bank (Financial)      161,898                 465,111
--------------------------------------------------------------------------------
                                                            1,314,718
--------------------------------------------------------------------------------
SOUTH AFRICA - 0.3%
Bidvest (Consumer Goods)               10,100                  80,191
South African Iron & Steel
   Industrial (Materials)             184,000                  42,254
--------------------------------------------------------------------------------
                                                              122,445
--------------------------------------------------------------------------------
SOUTH KOREA - 0.4%
Pohang Iron & Steel, foreign
   (Materials)(b)                       2,060                  94,032
Samsung Electronics, foreign
   (Consumer Goods)(b)                  2,244                  82,976
--------------------------------------------------------------------------------
                                                              177,008
--------------------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                             IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

COMMON STOCKS (CONT.)
                                                             Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
SPAIN - 2.9%
Banco de Valencia (Financial)           4,500           $     135,113
Catalana Occidente (Financial)          2,000                  62,235
Fuerzas Electricas de Cataluna
   Class A (Energy)                    38,208                 359,212
Iberdrola (Energy)                     40,610                 642,598
--------------------------------------------------------------------------------
                                                            1,199,158
--------------------------------------------------------------------------------
SWEDEN - 0.9%
Argonaut Class A (Services)           120,136                 154,467
Argonaut Class B (Services)             9,864                  12,683
ICB Shipping (Services)                20,000                 189,083
--------------------------------------------------------------------------------
                                                              356,233
--------------------------------------------------------------------------------
SWITZERLAND - 2.3%
Danzas Holding (Services)                 225                  70,949
Forbo Holding (Materials)                 100                  52,331
Swatch Group (Consumer Goods)           1,140                 845,153
--------------------------------------------------------------------------------
                                                              968,433
--------------------------------------------------------------------------------
TAIWAN - 0.3%
Taipei Fund IDR (Financial) (b)            14(f)              128,800
--------------------------------------------------------------------------------
THAILAND - 0.3%
Bangkok Bank, foreign (Financial)      45,980                  54,591
Charoen Pokphand Feedmill,
   foreign (Consumer Goods)            42,630                  36,525
Hana Microelectronics, foreign
   (Capital Equipment)                 13,260                  38,952
Siam City Bank, foreign (Financial)   308,250                   2,264
Srithai Superware, foreign
   (Consumer Goods)                    39,100                   6,126
--------------------------------------------------------------------------------
                                                              138,458
--------------------------------------------------------------------------------

                                                              Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
TURKEY - 0.1%
Tofas Turk Otomobile GDR
   (Consumer Goods) (c)               262,500             $    49,875
--------------------------------------------------------------------------------
UNITED KINGDOM - 11.2%
Blue Circle Industries (Materials)     80,560                 439,870
British Steel (Materials)             236,000                 485,516
BTR (Consumer Goods)                   94,426                 235,583
Cookson Group (Materials)              21,524                  61,623
Delta (Electronic Technology)          15,000                  44,417
Enterprise Oil (Energy)                40,200                 328,836
Eurocamp (Services)                    50,000                 189,776
FKI (Capital Equipment)                98,088                 266,383
Greenalls Group (Services)             44,000                 330,407
Imperial Tobacco Group
   (Consumer Goods)                    76,000                 643,439
Low & Bonar (Consumer Goods)           40,000                 189,776
Rolls-Royce (Capital Equipment)       148,956                 578,769
Sears (Services)                       44,500                 173,269
Sedgwick (Financial)                   22,650                  58,918
Selfridges (Services)(b)               44,500                 156,524
Tomkins (Multi - Industry)            104,697                 541,258
--------------------------------------------------------------------------------
                                                            4,724,364
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $34,984,685)..........................           $  31,640,652
================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                                 FUND PORTFOLIO
                             IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

NON-CONVERTIBLE PREFERRED
STOCKS - 2.1%
                                                             Market
                                     Quantity               Value (a)
--------------------------------------------------------------------------------
AUSTRIA - 0.1%
Baumax Aktiengesellschaft
   (Consumer Goods)                     1,250            $     24,472
--------------------------------------------------------------------------------
BRAZIL - 0.6%
Centrais Electricas de Santa
   Catarina Series B (Energy)          90,600                  76,344
Centrais Electricas de Santa
   Catarina Series B GDR (Energy) (c)     120                  10,080
Companhia de Eletricidade do
   Estado da Bahia (Energy)         1,569,000                  76,898
Mineracado da Trinidade-
   Samitri (Materials)              3,284,235                  68,085
Petroleo Brasileiro (Energy)          206,000                  45,168
--------------------------------------------------------------------------------
                                                              276,575
--------------------------------------------------------------------------------
GERMANY - 1.3%
Koenig & Bauer-Albert
   (Capital Equipment)                    975                 263,128
Rheinmetall (Capital Equipment)        10,250                 273,741
--------------------------------------------------------------------------------
                                                              536,869
--------------------------------------------------------------------------------
SOUTH KOREA - 0.1%
Samsung Electronics, foreign
   (Consumer Goods) (b)                 1,600                  23,275
================================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE
PREFERRED STOCKS
(COST: $784,319).............................           $     861,191
================================================================================

OTHER SECURITIES - 9.0%

                                    Ownership                 Market
                               Percentage (e)               Value (a)
--------------------------------------------------------------------------------
FRANCE - 9.0%
Qualis (LIMITED PARTNERSHIP) (b)         2.69%         $    3,775,168
================================================================================
TOTAL INVESTMENTS IN OTHER SECURITIES
(COST: $3,709,515)...........................          $    3,775,168
================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $39,478,519)..........................          $   36,277,011
================================================================================

                                    Principal                 Market
       Rate       Maturity             Amount               Value (a)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.5%
Associates (Financial)
       5.66%      08/03/98      $   2,145,000           $   2,144,325
Walt Disney (Retail)
       5.65       08/03/98            170,000                 169,947
--------------------------------------------------------------------------------
                                                            2,314,272
================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $2,314,272)...........................           $   2,314,272
================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $41,792,791) (g)......................           $  38,591,283
================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 8.2%
 .............................................           $   3,431,101
================================================================================
TOTAL NET ASSETS
 .............................................           $  42,022,384
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 20

                            NOTES TO FUND PORTFOLIOS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

                                       (a)

Market values of securities are stated in U.S. dollars and are determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Currently non-income producing security.

                                       (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. This issue may be only sold to other qualified institutional buyers and is considered liquid under guidelines established by the Board of Directors.

                                       (d)

This security is valued at $0 under guidelines established by the Board of Directors and is illiquid.

                                       (e)

Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public and are considered illiquid. For the restricted security issue held at July 31, 1998, the Fund held no unrestricted securities of the same issuer as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the security. The restricted security held was acquired on 04/02/96 and 01/13/98 for a total cost of $3,709,515.

                                       (f)

Quantity disclosed in units. One unit represents 100 shares.

                                       (g)

At July 31, 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


                                IAI DEVELOPING COUNTRIES      IAI INTERNATIONAL
                                           FUND                      FUND
-------------------------------------------------------------------------------
Cost for federal tax purposes          $ 9,931,620               $42,599,602
                                ===============================================
Gross unrealized appreciation          $   422,679               $ 3,326,852
Gross unrealized depreciation           (3,793,711)               (7,335,171)
                                -----------------------------------------------
Net unrealized depreciation            $(3,371,032)              $(4,008,319)
                                ===============================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENTS OF ASSETS AND LIABILITIES
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND

                                  JULY 31, 1998
                                   (UNAUDITED)

                                                                    IAI DEVELOPING               IAI INTERNATIONAL
                                                                    COUNTRIES FUND                      FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities of unaffiliated issuers,
   at market (Cost: $9,703,670 and $41,792,791)                             $  6,560,588                   $ 38,591,283
Cash in bank on demand deposit                                                    54,311                      1,224,674
Receivable for investment securities sold                                         49,791                      1,899,464
Receivable for Fund shares sold                                                       --                      1,121,750
Dividends receivable                                                               8,334                        376,725
Unrealized appreciation on foreign currency contracts
   held, at value (Note 6)                                                            --                          3,213
Other                                                                                 --                          5,995
                                                                            -------------------------------------------
   TOTAL ASSETS                                                                6,673,024                     43,223,104
                                                                            -------------------------------------------
LIABILITIES
Payable for investment securities purchased                                       71,577                        385,742
Payable for Fund shares purchased                                                     --                        807,673
Unrealized depreciation on foreign currency contracts
   held, at value (Note 6)                                                         1,540                          7,305
                                                                            -------------------------------------------
   TOTAL LIABILITIES                                                              73,117                      1,200,720
                                                                            -------------------------------------------
      NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                    $  6,599,907                   $ 42,022,384
                                                                            ===========================================
REPRESENTED BY:
Capital stock                                                               $      9,552                       $ 39,289
Additional paid-in capital                                                    10,591,478                     45,367,009
Undistributed (overdistributed) net investment income                            (15,119)                        85,668
Accumulated net realized losses on investments                                  (841,493)                      (230,960)
Unrealized appreciation or depreciation on:
   Investment securities                                     $ (3,143,082)                  $ (3,201,508)
   Other assets and liabilities
      denominated in foreign currency                              (1,429)                       (37,114)
                                                                              (3,144,511)                    (3,238,622)
                                                             ----------------------------------------------------------
   TOTAL - REPRESENTING NET ASSETS APPLICABLE
      TO OUTSTANDING CAPITAL STOCK                                          $  6,599,907                   $ 42,022,384
                                                                            ===========================================
   Shares of capital stock outstanding; authorized
      10 billion shares each of $.01 par value stock                             955,186                      3,928,900
                                                                            -------------------------------------------
   NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                   $       6.91                   $      10.70
                                                                            ===========================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 28

                            STATEMENTS OF OPERATIONS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND

                         SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)


                                                                    IAI DEVELOPING               IAI INTERNATIONAL
                                                                    COUNTRIES FUND                      FUND
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
   Dividends (net of foreign income taxes withheld
     of $11,363 and $93,056, respectively)                                  $    119,623                   $    709,157
   Interest                                                                        8,332                         29,615
                                                             ----------------------------------------------------------
     TOTAL INCOME                                                                127,955                        738,772
                                                             ----------------------------------------------------------
EXPENSES (NOTE 3)
   Management fees                                                                83,118                        414,065
   Compensation of Directors                                                         599                          3,989
   Interest                                                                        1,572                         12,274
                                                             ----------------------------------------------------------
     TOTAL EXPENSES                                                               85,289                        430,328
     Less fees reimbursed by Advisers                                               (599)                        (3,989)
                                                             ----------------------------------------------------------
     NET EXPENSES                                                                 84,690                        426,339
                                                             ----------------------------------------------------------
     NET INVESTMENT INCOME                                                        43,265                        312,433
                                                             ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) on:
   Investment securities                                     $   (347,713)                  $  1,647,894
   Foreign currency transactions                                   (6,918)                      (237,750)
                                                             ------------                   ------------
                                                                                (354,631)                     1,410,144
Net change in unrealized appreciation or depreciation on:
   Investment securities                                     $    179,940                   $  2,050,175
   Other assets and liabilities denominated in
     foreign currency                                             (15,873)                       (26,514)
                                                             ------------                   ------------
                                                                                 164,067                      2,023,661
                                                             ----------------------------------------------------------
     NET GAIN (LOSS) ON INVESTMENTS                                             (190,564)                     3,433,805
                                                             ----------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                                      $   (147,299)                  $  3,746,238
                                                             ==========================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 28

                       STATEMENTS OF CHANGES IN NET ASSETS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND

                                                                 IAI DEVELOPING COUNTRIES                IAI INTERNATIONAL
                                                                          FUND                                  FUND

                                                            Six months ended     Year ended     Six months ended      Year ended
                                                              July 31, 1998   January 31, 1998    July 31, 1998    January 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                     (UNAUDITED)                        (UNAUDITED)
  Net investment income                                        $    43,265      $     58,124      $     312,433      $   1,501,033
  Net realized gains                                              (354,631)          340,730          1,410,144          7,064,040
  Net change in unrealized appreciation or depreciation            164,067        (3,319,700)         2,023,661         (8,133,615)
                                                               -------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                             (147,299)       (2,920,846)         3,746,238            431,458
                                                               -------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 --          (178,416)          (104,830)        (2,498,912)
  Net realized gains                                                    --          (699,045)            (7,073)        (9,915,596)
                                                               -------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                                                 --          (877,461)          (111,903)       (12,414,508)
                                                               -------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                               4,391,108         8,406,752         87,046,149        132,201,297
  Net asset value of shares issued in
    reinvestment of distributions                                       --           828,391             91,242         11,993,205
  Cost of shares redeemed                                       (5,586,996)       (9,475,349)      (112,097,989)      (185,054,041)
                                                               -------------------------------------------------------------------
    DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      (1,195,888)         (240,206)       (24,960,598)       (40,859,539)
                                                               -------------------------------------------------------------------
    TOTAL DECREASE IN NET ASSETS                                (1,343,187)       (4,038,513)       (21,326,263)       (52,842,589)
NET ASSETS AT BEGINNING OF PERIOD                                7,943,094        11,981,607         63,348,647        116,191,236
                                                               -------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                    $ 6,599,907      $  7,943,094      $  42,022,384      $  63,348,647
                                                               ===================================================================
  INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
    INCOME OF:                                                 $   (15,119)     $    (58,384)     $      85,668      $    (121,935)
                                                               ===================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 28


24                                                                            25

                              FINANCIAL HIGHLIGHTS
                          IAI DEVELOPING COUNTRIES FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                    Years ended
                                                                     January 31,            Period from
                                             Six months ended    -------------------    February 10, 1995+
                                              July 31, 1998      1998           1997    to January 31, 1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                (UNAUDITED)
   Beginning of period                          $   7.18       $  10.38       $  10.56       $  10.00
                                           ----------------------------------------------------------------

OPERATIONS
   Net investment income                            0.04           0.06           0.05             --
   Net realized and unrealized gains (losses)      (0.31)         (2.41)          0.46           0.83
                                           ----------------------------------------------------------------
      TOTAL FROM OPERATIONS                        (0.27)         (2.35)          0.51           0.83
                                           ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --          (0.16)         (0.06)            --
   Net realized gains                                 --          (0.69)         (0.63)         (0.27)
                                           ----------------------------------------------------------------
      TOTAL DISTRIBUTIONS                             --          (0.85)         (0.69)         (0.27)
                                           ----------------------------------------------------------------

NET ASSET VALUE
   End of period                                $   6.91       $   7.18       $  10.38       $  10.56
                                           ================================================================

Total investment return*                           (3.76%)       (23.13%)         5.22%          8.53%
Net assets at end of period (000's omitted)     $  6,600       $  7,943       $ 11,982       $  7,357

RATIOS
   Expenses to average daily net assets
      (including interest expense)***               2.04%**        2.02%          2.00%          2.15%**
   Expenses to average daily net assets
      (excluding interest expense)***               2.00%**        2.00%          2.00%          2.15%**
   Net investment income to
      average daily net assets***                   1.04%**        0.49%          0.52%          0.04%**
   Average brokerage commission rate****        $ 0.0017       $ 0.0041       $ 0.0057            n/a
   Portfolio turnover rate
      (excluding short-term securities)             33.7%          71.7%          61.0%          41.9%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**    ANNUALIZED

*** THE FUND'S ADVISER VOLUNTARILY WAIVED $17,765 AND $45,293 IN EXPENSES FOR THE YEAR ENDED JANUARY 31, 1997 AND THE PERIOD ENDED JANUARY 31, 1996, RESPECTIVELY. IF THE FUND HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.17% AND 3.42%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.35% AND (1.23%), RESPECTIVELY.

**** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE. THE COMPARABILITY OF RATES BETWEEN DOMESTIC AND FOREIGN EQUITIES MAY BE AFFECTED BY THE FACT THAT COMMISSION RATES PER SHARE CAN VARY SIGNIFICANTLY AMONG FOREIGN COUNTRIES.

+     COMMENCEMENT OF OPERATIONS

                              FINANCIAL HIGHLIGHTS
                             IAI INTERNATIONAL FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                         Years ended
                                                                         January 31,                    Period from     Year ended
                                     Six months ended    ----------------------------------------    April 1, 1994 to    March 31,
                                       July 31, 1998       1998            1997            1996      January 31, 1995+     1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                         (UNAUDITED)
     Beginning of period                 $  10.26        $  12.11      $    13.24        $  12.06        $  13.45        $  11.22
                                         ----------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                   0.07             0.20           0.24            0.19            0.11            0.06
     Net realized and unrealized
        gains (losses)                       0.40           (0.34)           0.08            2.17           (0.62)           2.56
                                         ----------------------------------------------------------------------------------------
        TOTAL FROM OPERATIONS                0.47           (0.14)           0.32            2.36           (0.51)           2.62
                                         ----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                  (0.03)          (0.32)          (0.28)          (0.16)             --           (0.34)
     Net realized gains                        --           (1.39)          (1.17)          (1.02)          (0.88)          (0.05)
                                         ----------------------------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                 (0.03)          (1.71)          (1.45)          (1.18)          (0.88)          (0.39)
                                         ----------------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                       $  10.70        $  10.26       $   12.11        $  13.24        $  12.06        $  13.45
                                         ========================================================================================

Total investment return*                     4.55%          (1.04%)          2.39%          20.15%          (4.14%)         23.85%

Net assets at end of period
     (000's omitted)                     $ 42,022        $ 63,349        $116,191        $151,663        $136,474        $134,796
RATIOS
     Expenses to average net assets
        (including interest expense)         1.75%**         1.67%           1.65%           1.66%           1.72%**         1.74%
     Expenses to average net assets
        (excluding interest expense)         1.70%**         1.67%           1.65%           1.66%           1.72%**         1.74%
     Net investment income to
        average net assets                   1.28%**         1.42%           1.56%           1.12%           1.04%**          .87%
     Average brokerage
        commission rate***               $ 0.0084        $ 0.0108       $  0.0157             n/a             n/a             n/a
     Portfolio turnover rate
        (excluding short-term
        securities)                          34.1%           76.4%           32.1%           39.2%           27.6%           50.9%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**    ANNUALIZED

*** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE. THE COMPARABILITY OF RATES BETWEEN DOMESTIC AND FOREIGN EQUITIES MAY BE AFFECTED BY THE FACT THAT COMMISSION RATES PER SHARE CAN VARY SIGNIFICANTLY AMONG FOREIGN COUNTRIES.

+     REFLECTS FISCAL YEAR END CHANGE FROM MARCH 31 TO JANUARY 31.

                          NOTES TO FINANCIAL STATEMENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[1]   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Investment Funds III, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Developing Countries Fund and IAI International Fund are separate portfolios of IAI Investment Funds III, Inc. The Funds have a primary objective of capital appreciation mainly through investment in equity securities of developed and emerging countries. This report covers only the Developing Countries Fund and International Fund (the Funds).

Significant accounting policies followed by the Funds are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Such securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Restricted securities for which there is no public market are valued at fair value in good faith under procedures established by the Board of Directors. Such securities represent $3,775,168 (9.0% of net assets for International Fund). Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

The Funds invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation (depreciation) on foreign currency transactions. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward currency contract transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may enter into forward foreign currency exchange contracts for operational purposes and to hedge against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Funds are required to distribute

                          NOTES TO FINANCIAL STATEMENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[1]   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, passive foreign investments companies (PFICs), and losses deferred due to "wash sales." The character of distributions made during the year for net investment income or net realized gains may differ from it's ultimate characterization for tax purposes.

For federal income tax purposes, Developing Countries Fund and International Fund had capital loss carryovers of approximately $311,000 and $894,000, respectively at January 31, 1998, which, if not offset by subsequent capital gains, will expire in 2007. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

CONCENTRATION OF RISK

Investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Funds' investments and the income it generates, as well as the Funds' ability to repatriate such amounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[2]   COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Funds and their officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). The Funds are committed to make capital contributions, if requested by the Company.

Developing Countries Fund and International Fund have available lines of credit of $1,248,000 and $9,666,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the lines of credit. There were no borrowings outstanding at July 31, 1998.

[3]   FEES AND EXPENSES

Under terms of each Funds' Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. For Developing Countries Fund this fee is equal to an annual rate of 2.00% declining to 1.65% of average daily net assets. For International Fund this fee is equal to an annual rate of 1.70% declining to 1.30% of average daily net assets. This fee is paid monthly. The Management Agreements further provide that Advisers will reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

[4]   CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods indicated were as follows:

                                                         IAI DEVELOPING                    IAI INTERNATIONAL
                                                         COUNTRIES FUND                           FUND
--------------------------------------------------------------------------------------------------------------------
                                              Six months ended      Year ended      Six months ended      Year ended
                                                  July 31,          January 31,         July 31,          January 31,
                                                    1998               1998               1998               1998
--------------------------------------------------------------------------------------------------------------------
SOLD                                                552,241            799,319          7,871,168         10,833,124
ISSUED FOR REINVESTED DISTRIBUTIONS                      --            107,939              8,519          1,143,039
REDEEMED                                           (703,627)          (954,958)       (10,125,603)       (15,399,390)
                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN SHARES OUTSTANDING          (151,386)           (47,700)        (2,245,916)        (3,423,227)
                                              ======================================================================

                          NOTES TO FINANCIAL STATEMENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)


[5]   PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 1998, purchases of securities and sales proceeds, other than investments in short-term securities, for each Fund were as follows:

                                                 Purchases             Sales
-------------------------------------------------------------------------------
IAI DEVELOPING COUNTRIES FUND                  $  2,651,803        $  3,754,576
IAI INTERNATIONAL FUND                         $ 15,522,426        $ 39,344,389

[6]   FOREIGN CURRENCY COMMITMENTS

At July 31, 1998, the Funds had entered into foreign currency exchange contracts. The unrealized appreciation and/or depreciation on those contracts at July 31, 1998 is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:

IAI DEVELOPING COUNTRIES FUND
--------------------------------------------------------------------------------
Exchange                                                             Unrealized
Date       Currency to be Delivered      Currency to be Received    Depreciation
--------------------------------------------------------------------------------

08/03/98  7,989,935 Greek Drachma         26,916 U.S. Dollars        $   119
08/03/98     66,567 Malaysian Ringgit     16,060 U.S. Dollars            107
08/05/98     28,638 U.S. Dollars       1,201,030 Philippines Peso        110
10/07/98  1,045,040 Hong Kong Dollar     133,488 U.S. Dollars            502
10/07/98    145,872 Hong Kong Dollar      18,000 U.S. Dollars            702
--------------------------------------------------------------------------------
                                                                     $ 1,540
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
              IAI DEVELOPING COUNTRIES FUND, IAI INTERNATIONAL FUND


                                  JULY 31, 1998
                                   (UNAUDITED)

[6]   FOREIGN CURRENCY COMMITMENTS (CON'T)


IAI INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------
Exchange                                                                     Unrealized            Unrealized
Date         Currency to be Delivered          Currency to be Received      Appreciation          Depreciation
--------------------------------------------------------------------------------------------------------------
08/03/98        18,089  Brazilian Real          15,499  U.S. Dollars           $    --               $    55
08/03/98        43,859  Dutch Guilder           21,908  U.S. Dollars                35                    --
08/03/98     3,403,121  Greek Drachma           11,464  U.S. Dollars                --                    51
08/03/98        76,232  Malaysian Ringgit       18,391  U.S. Dollars                --                   123
08/03/98        39,847  Poland Zlotty           11,615  U.S. Dollars                13                    --
08/03/98     7,137,021  Portuguese Escudo       39,236  U.S. Dollars                12                    --
08/03/98    19,412,344  Spanish Peseta         128,601  U.S. Dollars                77                    --
08/03/98        32,979  U.S. Dollars            19,899  British Pounds              --                   424
08/03/98        44,480  U.S. Dollars            26,850  British Pounds              --                   553
08/04/98            17  British Pounds              29  U.S. Dollars                --                    --
08/04/98        17,422  British Pounds          28,696  U.S. Dollars               193                    --
08/04/98        78,155  British Pounds         128,331  U.S. Dollars               469                    --
08/04/98        80,239  British Pounds         131,752  U.S. Dollars               481                    --
08/04/98        61,327  British Pounds         100,699  U.S. Dollars               368                    --
08/04/98        82,142  British Pounds         134,878  U.S. Dollars               493                    --
08/04/98        47,419  German Deutschemark     26,550  U.S. Dollars                --                   110
08/04/98   268,282,592  Italian Lira           153,129  U.S. Dollars               231                    --
08/04/98         2,105  Malaysian Ringgit          509  U.S. Dollars                --                     2
08/04/98        47,021  Peruvian New Sol        15,983  U.S. Dollars                --                    74
08/04/98       129,625  Singapore Dollar        75,341  U.S. Dollars               262                    --
08/04/98       161,733  Singapore Dollar        94,004  U.S. Dollars               327                    --
08/04/98       119,350  U.S. Dollars            72,642  British Pounds              --                   509
08/05/98       157,131  Australian Dollar       95,457  U.S. Dollars                31                    --
08/05/98        17,793  Malaysian Ringgit        4,300  U.S. Dollars                --                    21
08/05/98       138,964  Malaysian Ringgit       33,586  U.S. Dollars                --                   163
08/05/98        12,668  New Zealand Dollar       6,467  U.S. Dollars                --                    23
08/05/98        58,846  U.S. Dollars            35,775  British Pounds              --                   318
08/05/98         6,069  U.S. Dollars           254,507  Philippines Peso            --                    23
08/06/98        55,345  U.S. Dollars            33,757  British Pounds              --                   118
08/31/98     1,042,559  French Franc           175,014  U.S. Dollars                88                    --
08/31/98       873,200  French Franc           146,584  U.S. Dollars                74                    --
08/31/98       700,979  French Franc           117,673  U.S. Dollars                59                    --
10/07/98     1,908,803  Hong Kong Dollar       243,806  U.S. Dollars                --                   933
10/07/98     1,030,895  Hong Kong Dollar       131,682  U.S. Dollars                --                   495
10/07/98       421,408  Hong Kong Dollar        52,000  U.S. Dollars                --                 2,031
10/07/98     2,661,758  Hong Kong Dollar       340,000  U.S. Dollars                --                 1,279
--------------------------------------------------------------------------------------------------------------
                                                                               $ 3,213               $ 7,305
--------------------------------------------------------------------------------------------------------------


[7]   SUBSEQUENT EVENT

On May 13, 1998, the Board of Directors approved a plan to liquidate the Developing Countries Fund. It is anticipated that the shareholders will vote on this proposal in the fall of 1998.

                             IAI MUTUAL FUND FAMILY


TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY


----------------------------------------------------------------------------------------------------------------------------------
                                                    SECONDARY
IAI FUND                    PRIMARY OBJECTIVE       OBJECTIVE             PORTFOLIO COMPOSITION
 ..................................................................................................................................
IAI INTERNATIONAL FUND      Capital Appreciation    Income                Equity securities of non-U.S. companies
----------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND    Capital Appreciation    --                    Common stocks of small- to medium-sized
                                                                          emerging growth companies
----------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                 Capital Appreciation    --                    Common stocks of small- to medium-sized
APPRECIATION FUND                                                         growth companies
----------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND      Capital Appreciation    --                    Common stocks of medium-sized growth companies
----------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND           Capital Appreciation    --                    Common stocks of Upper Midwest companies

----------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND             Capital Appreciation    --                    Common stocks with potential for above-average
                                                                          growth and appreciation
----------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND              Capital Appreciation    --                    Common stocks which are considered to be undervalued

----------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND  Capital Appreciation    Income                Common stocks with potential for long-term appreciation,
                                                                          and common stocks that are expected to produce income
----------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND           Total Return            Income                Common stocks, investment-grade bonds and
                            [CAPITAL APPRECIATION                         short-term instruments
                             + INCOME]
----------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND               Income                  Capital Preservation  Investment-grade bonds
----------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND       Stability/Liquidity     Income                The portfolio's average dollar-weighted maturity is less
                                                                          than 90 days, investing in high quality, money market
                                                                          securities
----------------------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com

                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS

      601 SECOND AVENUE SOUTH, SUITE 3600, MINNEAPOLIS, MINNESOTA 55402 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700